SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (loss) per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A common stock
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	2,846,071	4,951,910	2,846,071	2,503,465
Weighted average shares outstanding - diluted	2,846,071	4,951,910	2,846,071	2,503,465
Net income per share - basic	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04
Net income per share - diluted	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04
Class A Redeemable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ (436,338)	$ 1,389,999	$ (675,299)	$ 2,603,298	$ 2,528,027	$ 7,429,442
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	2,846,071	4,951,910	2,846,071	2,503,465	9,753,411	23,000,000
Weighted average shares outstanding - diluted	2,846,071	4,951,910	2,846,071	2,503,465	9,753,411	23,000,000
Net income per share - basic	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04	$ 0.26	$ 0.32
Net income per share - diluted	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04	$ 0.26	$ 0.32
Class A (non-redeemable) and Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ (881,545)	$ 280,359	$ (1,364,327)	$ 525,079	$ 1,490,366	$ 1,857,361
Allocation of net income - diluted	$ (881,545)	$ 280,359	$ (1,364,327)	$ 525,079
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	5,750,000	998,788	5,750,000	504,943	5,750,000	5,750,000
Weighted average shares outstanding - diluted	5,750,000	998,788	5,750,000	504,943	5,750,000	5,750,000
Net income per share - basic	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04	$ 0.26	$ 0.32
Net income per share - diluted	$ (0.15)	$ 0.28	$ (0.24)	$ 1.04	$ 0.26	$ 0.32